Columbia Small Cap Growth Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 3.1%
Diversified Telecommunication Services 0.5%
Globalstar, Inc.(a)	227,619	13,827,854
Entertainment 2.4%
IMAX Corp.(a)	1,174,346	43,568,237
Madison Square Garden Entertainment Corp.(a)	191,424	9,469,745
Sphere Entertainment Co.(a)	200,651	16,973,068
Total		70,011,050
Media 0.2%
MNTN, Inc.(a)	569,382	7,772,065
Total Communication Services		91,610,969
Consumer Discretionary 11.5%
Automobile Components 1.1%
Modine Manufacturing Co.(a)	191,200	30,999,256
Broadline Retail 1.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	445,183	54,806,479
Diversified Consumer Services 0.2%
Stride, Inc.(a)	103,758	6,591,746
Hotels, Restaurants & Leisure 6.4%
Black Rock Coffee Bar, Inc., Class A(a)	426,578	9,704,649
Brinker International, Inc.(a)	244,533	37,606,730
Dutch Bros, Inc., Class A(a)	565,643	33,152,336
Kura Sushi USA, Inc., Class A(a)	235,815	11,585,591
Rush Street Interactive, Inc.(a)	2,647,105	48,812,616
Shake Shack, Inc., Class A(a)	355,012	31,056,450
Sportradar Group AG, Class A(a)	743,297	16,352,534
Total		188,270,906
Specialty Retail 1.9%
Boot Barn Holdings, Inc.(a)	114,053	22,105,752
Floor & Decor Holdings, Inc., Class A(a)	252,572	16,068,631
Lithia Motors, Inc., Class A	59,858	19,085,125
Total		57,259,508
Total Consumer Discretionary		337,927,895
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Beverages 3.9%
Celsius Holdings, Inc.(a)	1,662,867	68,077,775
Vita Coco Co., Inc. (The)(a)	842,221	44,983,024
Total		113,060,799
Consumer Staples Distribution & Retail 1.5%
Casey’s General Stores, Inc.	41,412	23,623,890
Sprouts Farmers Market, Inc.(a)	256,956	21,535,482
Total		45,159,372
Total Consumer Staples		158,220,171
Energy 2.8%
Energy Equipment & Services 0.8%
WaterBridge Infrastructure LLC, Class A(a)	1,064,703	24,275,229
Oil, Gas & Consumable Fuels 2.0%
Antero Resources Corp.(a)	1,018,078	37,088,582
Lightbridge Corp.(a)	596,431	9,697,968
Uranium Energy Corp.(a)	869,639	10,670,470
Total		57,457,020
Total Energy		81,732,249
Financials 5.0%
Banks 1.8%
Axos Financial, Inc.(a)	217,577	17,880,478
Bancorp, Inc. (The)(a)	545,856	34,972,994
Total		52,853,472
Capital Markets 2.8%
Hamilton Lane, Inc., Class A	114,975	14,249,427
Moelis & Co., ADR, Class A	419,285	26,905,518
Perella Weinberg Partners	1,245,298	22,739,142
StepStone Group, Inc., Class A	303,789	19,187,313
Total		83,081,400
Insurance 0.4%
Baldwin Insurance Group, Inc. (The), Class A(a)	425,522	12,131,632
Total Financials		148,066,504

Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 19.9%
Biotechnology 4.6%
BridgeBio Pharma, Inc.(a)	303,973	21,889,096
Caris Life Sciences, Inc.(a)	1,351,561	34,505,352
Insmed, Inc.(a)	123,139	25,584,590
Janux Therapeutics, Inc.(a)	211,241	7,201,206
Nuvalent, Inc., Class A(a)	254,502	27,829,794
Revolution Medicines, Inc.(a)	254,490	19,789,142
Total		136,799,180
Health Care Equipment & Supplies 4.5%
Glaukos Corp.(a)	557,890	59,298,128
ICU Medical, Inc.(a)	484,379	71,901,219
Total		131,199,347
Health Care Providers & Services 3.6%
Chemed Corp.	86,452	37,968,854
GeneDx Holdings Corp.(a)	75,284	12,568,664
Guardant Health, Inc.(a)	109,713	11,895,083
RadNet, Inc.(a)	543,120	44,964,905
Total		107,397,506
Life Sciences Tools & Services 6.2%
Adaptive Biotechnologies Corp.(a)	2,425,873	47,692,663
Bio-Techne Corp.	447,582	28,873,515
Charles River Laboratories International, Inc.(a)	232,348	41,390,473
DNA Script(a),(b),(c),(d)	11,675	1,056,266
Personalis, Inc.(a)	1,875,673	20,125,971
Repligen Corp.(a)	248,848	42,557,985
Total		181,696,873
Pharmaceuticals 1.0%
Axsome Therapeutics, Inc.(a)	84,043	12,732,514
Crinetics Pharmaceuticals, Inc.(a)	343,685	15,658,289
Total		28,390,803
Total Health Care		585,483,709
Industrials 27.8%
Aerospace & Defense 8.4%
Aerovironment, Inc.(a)	66,408	18,558,380
Beta Technologies, Inc., Class A(a)	201,840	5,504,177
Carpenter Technology Corp.	266,299	84,826,883
Karman Holdings, Inc.(a)	268,751	18,014,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Kratos Defense & Security Solutions, Inc.(a)	525,055	39,956,685
Mercury Systems, Inc.(a)	690,366	48,249,680
VSE Corp.	176,843	31,865,340
Total		246,975,525
Building Products 2.6%
AAON, Inc.	664,348	62,103,251
Simpson Manufacturing Co., Inc.	83,559	13,986,105
Total		76,089,356
Construction & Engineering 0.9%
MasTec, Inc.(a)	131,895	28,209,703
Electrical Equipment 2.4%
Babcock & Wilcox Enterprises, Inc.(a)	2,024,721	12,654,506
Bloom Energy Corp., Class A(a)	523,750	57,214,450
Total		69,868,956
Ground Transportation 3.3%
Lyft, Inc., Class A(a)	1,253,312	26,357,151
Ryder System, Inc.	41,637	7,211,945
Saia, Inc.(a)	103,644	29,182,005
XPO, Inc.(a)	235,409	33,442,202
Total		96,193,303
Machinery 3.0%
RBC Bearings, Inc.(a)	196,062	87,241,708
Passenger Airlines 0.7%
Sun Country Airlines Holdings, Inc.(a)	1,549,148	21,223,328
Professional Services 1.3%
Parsons Corp.(a)	439,604	37,225,667
Trading Companies & Distributors 5.2%
Applied Industrial Technologies, Inc.	56,085	14,515,920
SiteOne Landscape Supply, Inc.(a)	354,762	47,637,441
WESCO International, Inc.	210,125	56,189,526
Xometry, Inc., Class A(a)	613,415	35,866,375
Total		154,209,262
Total Industrials		817,236,808
Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.5%
Communications Equipment 4.2%
InterDigital, Inc.	177,182	63,386,860
Lumentum Holdings, Inc.(a)	183,967	59,818,710
Total		123,205,570
Electronic Equipment, Instruments & Components 1.9%
Coherent Corp.(a)	285,126	46,834,797
Red Cat Holdings, Inc.(a)	1,179,614	8,752,736
Total		55,587,533
Semiconductors & Semiconductor Equipment 5.7%
Credo Technology Group Holding Ltd.(a)	338,949	60,197,342
Impinj, Inc.(a)	214,007	36,781,383
Semtech Corp.(a)	531,043	39,382,149
SiTime Corp.(a)	105,080	31,282,316
Total		167,643,190
Software 6.7%
ACI Worldwide, Inc.(a)	453,496	21,250,822
Hut 8 Corp.(a)	1,741,548	78,369,660
Klaviyo, Inc.(a)	432,512	12,352,543
Procore Technologies, Inc.(a)	157,849	11,690,297
Riot Platforms, Inc.(a)	2,466,676	39,787,484
Unity Software, Inc.(a)	816,200	34,704,824
Total		198,155,630
Total Information Technology		544,591,923
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.1%
Metals & Mining 1.1%
MP Materials Corp.(a)	522,611	32,375,751
Total Materials		32,375,751
Utilities 1.2%
Independent Power and Renewable Electricity Producers 1.2%
Hallador Energy Co.(a)	882,778	17,999,843
Talen Energy Corp.(a)	45,728	18,029,179
Total		36,029,022
Total Utilities		36,029,022
Total Common Stocks (Cost $2,226,242,425)		2,833,275,001

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(e),(f)	137,130,014	137,088,875
Total Money Market Funds (Cost $137,081,296)		137,088,875
Total Investments in Securities (Cost: $2,363,323,721)		2,970,363,876
Other Assets & Liabilities, Net		(27,524,246)
Net Assets		2,942,839,630
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $1,056,266, which represents 0.04% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $1,056,266, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	11,675	10,180,303	1,056,266

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2025.

Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	96,244,940	520,844,545	(480,008,007)	7,397	137,088,875	5,883	971,482	137,130,014
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT226_08_T01_(01/26)